Equity - Disclosure of development of outstanding shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Number of shares outstanding, beginning balance (in shares)	138,787,820	138,243,160
Share-based compensation exercises (in shares)	609,382	544,660
Capital Increase (in shares)	23,000,000	0
Number of shares outstanding, ending balance (in shares)	162,397,202	138,787,820